Stock Options and Warrants - Warrants Issued with Other Financings - Additional Information (Detail)			1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 12, 2013 $ / shares	Jan. 22, 2013 $ / shares	Sep. 30, 2011 Tranches $ / shares shares	Jun. 30, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Aug. 31, 2013 $ / shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term	5 years	5 years
Warrants outstanding				579,130	850,058	299,895		3,500,000
Expiration date of warrants					Oct. 24, 2013
Number of warrants issued					837,602	64,983,988
Warrants exercisable price | $ / shares	$ 30.00	$ 30.00					$ 0.25
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued					1,400,000
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding					127,508,118	44,983,988
Number of warrants issued					125,639,832
Warrants exercisable price | $ / shares	$ 0.20	$ 0.20
Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of common stock warrants issuable | Tranches			2
Number of shares which can be purchased by the exercise of warrants			667
Strike prices | $ / shares			$ 225.00
Vesting over four quarters				Four quarters	Four quarters
Warrant term			5 years
Warrants outstanding				1,334	1,334	1,334		200,000
Expiration date of warrants				Sep. 30, 2016	Sep. 30, 2016
Skin Care [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants			100,000
Strike prices | $ / shares			$ 1.50
Warrants outstanding					200,000	200,000
Share-based Compensation Award, Tranche One [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants			667
Strike prices | $ / shares			$ 225.00
Share-based Compensation Award, Tranche One [Member] | Skin Care [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants			100,000
Strike prices | $ / shares			$ 1.50
Share-based Compensation Award, Tranche Two [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants			667
Strike prices | $ / shares			$ 300.00
Share-based Compensation Award, Tranche Two [Member] | Skin Care [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which can be purchased by the exercise of warrants			100,000
Strike prices | $ / shares			$ 2.00